Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN 71-0361522, Plan 001
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issuer	(c) Description of Investment	(d) Current Value [2]
*	Fidelity 500 Index Fund	Mutual Fund	$65,194,810
*	Murphy Stock Fund	Common Stock Fund	18,799,163
*	Fidelity Freedom 2045 Fund Class K6	Mutual Fund	17,179,259
*	Managed Income Portfolio II Class 1	Common/Collective Trust	16,727,821
*	Fidelity Freedom 2050 Fund Class K6	Mutual Fund	16,016,518
*	Fidelity Freedom 2040 Fund Class K6	Mutual Fund	15,989,014
*	Fidelity Freedom 2035 Fund Class K6	Mutual Fund	14,166,056
*	Fidelity Mid Cap Index Fund	Mutual Fund	11,991,622
*	Fidelity Freedom 2055 Fund Class K6	Mutual Fund	9,198,519
*	Fidelity Freedom 2030 Fund Class K6	Mutual Fund	8,672,208
*	Fidelity Diversified International K6 Fund	Mutual Fund	8,462,451
	Murphy USA Stock Fund [1]	Common Stock Fund	6,270,694
*	Fidelity Small Cap Index Fund	Mutual Fund	6,127,561
*	Fidelity Freedom 2025 Fund Class K6	Mutual Fund	5,909,317
*	Fidelity BrokerageLink	Brokerage Fund	5,171,145
*	Fidelity Freedom 2020 Fund Class K6	Mutual Fund	3,874,103
*	Fidelity Government Money Market Fund Class K6	Mutual Fund	3,623,709
	PIMCO Total Return Fund Class A	Mutual Fund	2,953,534
*	Fidelity Freedom 2060 Fund Class K6	Mutual Fund	2,582,652
*	Fidelity U.S. Bond Index Fund	Mutual Fund	2,530,319
	PIMCO Income Fund Class A	Mutual Fund	2,384,868
	MFS Massachusetts Investors Growth Stock Fund Class R6	Mutual Fund	2,215,286
*	Fidelity International Index Fund	Mutual Fund	2,147,397
	Eaton Vance Large-Cap Value Fund Class R6	Mutual Fund	1,723,653
*	Fidelity Freedom Income Fund Class K6	Mutual Fund	1,570,002
*	Fidelity Freedom 2065 Fund Class K6	Mutual Fund	1,011,258
*	Fidelity Freedom 2015 Fund Class K6	Mutual Fund	678,513
*	Fidelity GNMA	Mutual Fund	395,463
*	Fidelity Freedom 2010 Fund Class K6	Mutual Fund	87,018
*	Fidelity Freedom 2070 Fund Class K6	Mutual Fund	2,158
*	Fidelity Government Cash Reserves	Mutual Fund	467
*	Participant Loans	Interest 3.25%-8.50%, maturing through November 2040	2,366,554
	Total		$256,023,112

* Party-in-interest.
[1] This fund is comprised of common stock of Murphy USA Inc. (MUSA). MUSA was wholly owned by Murphy prior to August 30, 2013, when Murphy’s stockholders received MUSA common stock in a spin-off transaction. These investments resulted from the spin-off of MSF held in the Master Trust at the date of distribution. The Master Trust was dissolved at the time of the spin-off transaction. No new investments are allowed in this fund.
[2] Cost information is not required for participant-directed investments and therefore is not included.